Material Accounting Policies	6 Months Ended
Jun. 30, 2024
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES

NOTE 2 – MATERIAL ACCOUNTING POLICIES:

1.	Significant accounting policy

Statement of compliance

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2023 annual consolidated financial statements (the “2023 Financial Statements”). The Company has applied the same accounting policies and methods of computation in its interim consolidated financial statements as in its 2023 Financial Statements.

Basis of measurement

These Unaudited Interim Condensed Consolidated Financial Statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

Transaction costs of equity transactions

Transaction costs of an equity transaction are accounted for as a deduction from equity, but only to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. The costs of an equity transaction that is abandoned are recognized as an expense. In an IPO wherein a company simultaneously lists its existing equity and additional newly issued equity, the total non-direct costs of the IPO are allocated between the newly issued shares and the existing shares on a rational basis, with only the proportion relating to the issue of new shares being deducted from equity.

2.	Critical Estimates and Assumptions

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The Company’s financial statements include estimates which, in their nature, are uncertain. The impact of such estimates is pervasive throughout the Company’s financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in future periods when the revision affects both current and future periods.

The functional currency for each subsidiary of the Company is the currency of the primary economic environment in which the respective entity operates The Company has determined the functional currency of each entity to be denominated in the U.S. dollar. Such determination involves certain judgements to identify the primary economic environment. The Company shall reconsider the functional currency of its subsidiaries if there is a change in events and/or conditions which determine the primary economic environment. During the six months ended June 30, 2024, there have been no such changes.

The critical judgments and significant estimates in applying accounting policies that have the most significant effect on the amounts recognized in the Unaudited Interim Condensed Consolidated Financial Statements are the same as of December 31, 2023:

Determining the fair value of share-based payment transactions

The fair value of share-based payment transactions is determined upon initial recognition by the binomial options-pricing model. The binomial options-pricing model is based on the share price, exercise price and assumptions regarding expected volatility, the term of share option, dividend yield and a risk-free interest rate.

a)	Derivative liability – Warrants and SAFE

The Company uses the Black-Scholes option-pricing model to estimate fair value at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Company’s Ordinary Shares and the expected life of the warrants and SAFE (as defined elsewhere in these financial statements), as long as there is no quoted price.

3.	Changes in accounting policies

A number of amended standards became applicable for the current reporting period. The Company did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards:

New IFRSs adopted in the period

The following amendments are effective for the period beginning January 1, 2024:

a.	Supplier Finance Arrangements (Amendments to IAS 7 & IFRS 7); These amendments have no effect on the measurement or presentation of any items in the Interim Condensed Consolidated Financial Statements of the Company but affect the disclosure of accounting policies of the Company.

b.	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16); These amendments had no material effect on the Interim Condensed Consolidated Financial Statements of the Company.

c.	Classification of Liabilities as Current or Non-Current (Amendments to IAS 1); These amendments had no material effect on the Interim Condensed Consolidated Financial Statements of the Company.

d.	Non-current Liabilities with Covenants (Amendments to IAS 1). These amendments had no material effect on the Interim Condensed Consolidated Financial Statements of the Company.

New standards, interpretations and amendments not yet effective:

On April 9, 2024, the International Accounting Standards Board published IFRS 18, “Presentation and Disclosure in Financial Statements,” which replaces IAS 1, “Presentation of Financial Statements” and is mandatorily effective for annual reporting periods beginning on or after January 1, 2027; the main changes are as follows:

Mandatory sub totals to be presented in the statement of profit and loss.

Aggregation and disaggregation of information including the introduction of overall principles for how information should be aggregated and disaggregated in financial statements.